Financial Risks - Summary of Composition by Industry Category of Available-for-sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	€ 13,858	€ 23,436
Unrealized losses	(493)	(1,297)
Residential mortgage- backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	732	1,588
Unrealized losses	(30)	(83)
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,140	2,027
Unrealized losses	(22)	(67)
Asset backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	87	958
Unrealized losses	(2)	(11)
ABSs - other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	603	1,130
Unrealized losses	(13)	(43)
Financial Industry - Banking [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	663	1,679
Unrealized losses	(39)	(135)
Financial Industry - Insurance [Member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	231	554
Unrealized losses	(7)	(34)
Financial Industry - Other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,411	618
Unrealized losses	(10)	(28)
Industrial [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	3,330	6,216
Unrealized losses	(132)	(369)
Utility [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	375	836
Unrealized losses	(14)	(45)
Government Securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	3,722	5,349
Unrealized losses	(123)	(361)
Other securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	193	38
Unrealized losses	(73)	(41)
Held by Aegon Americas, NL and UK [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	12,488	20,993
Unrealized losses	(464)	(1,217)
Held by other segments [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,371	2,443
Unrealized losses	€ (29)	€ (80)